Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Advisors All Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Geneva Advisors All Cap Growth Fund (the “Fund” or the “All Cap Growth Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 29, 2014.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks.  The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

Under normal conditions, the Fund may invest up to 100% of its net assets in common stocks of U.S. companies.  Additionally, the Fund may invest up to 30% of its net assets in securities of “foreign issuers.”  “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.  The Fund may invest up to 25% of its net assets in securities of “foreign issuers” located in emerging markets.  Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”).

Under normal market conditions, the Adviser uses a bottom-up, fundamental investment approach to identify quality growth companies.  In assessing whether a company is a quality growth company, the Adviser may consider, among other things, whether such company has sustainable competitive advantages and highly visible future growth potential, including internal revenue growth, large market opportunities and simple business models, and shows strong cash flow generation and high return on invested capital.  The Adviser utilizes proprietary research and a rigorous qualitative and quantitative investment process.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Small-Cap, Mid-Cap and Micro-Cap Company Risk.  Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

•
Foreign Securities Risk.  The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Depository Receipts Risk.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•
High Portfolio Turnover Risk.  A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower the Fund’s return.  A high turnover rate may mean that you would have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five year and since inception compared with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling 1-877-343-6382.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five year and since inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-343-6382
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares(1) Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)	The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Fund’s Class I shares as of September 30, 2013 was 24.33%.  During the period shown in the bar chart, the best performance for a quarter was 22.11% (for the quarter ended September 30, 2010).  The worst performance was -22.94% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class R shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Class I shares only and will vary for Class R shares.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2012
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Geneva Advisors All Cap Growth Fund Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,981
Label	rr_AverageAnnualReturnLabel	Class R Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Geneva Advisors All Cap Growth Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,595
Annual Return 2008	rr_AnnualReturn2008	(44.20%)
Annual Return 2009	rr_AnnualReturn2009	35.65%
Annual Return 2010	rr_AnnualReturn2010	31.40%
Annual Return 2011	rr_AnnualReturn2011	(4.69%)
Annual Return 2012	rr_AnnualReturn2012	9.56%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Geneva Advisors All Cap Growth Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Geneva Advisors All Cap Growth Fund Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.75%

[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Geneva Investment Management of Chicago, LLC ("the Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2014. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.